Interests in subsidiaries - Summary of Financial Information of Subsidiaries Subject to Significant Restrictions (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Summarised Financial Information of Subsidiaries with Material Non-controlling Interests [Line Items]
Non-current assets	£ 96,606	£ 104,605
Current assets	12,684	14,294
Non-current liabilities	(46,621)	(50,161)
Current liabilities	(14,524)	(18,743)
Imperial Tobacco Canada
Summarised Financial Information of Subsidiaries with Material Non-controlling Interests [Line Items]
Non-current assets	3,033	3,946
Current assets	818	2,904
Non-current liabilities	(2,853)	(3,814)
Current liabilities	(296)	(2,811)
Net assets (liabilities)	£ 702	£ 225